Expense Example - T. Rowe Price Active Core U.S. Equity ETF [Member]	Dec. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 30